SCHEDULE OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Member]
Product Information [Line Items]
Total revenues	$ 2,403	$ 6,908	$ 15,283
Related Party [Member] | Vehicle Sales [Member]
Product Information [Line Items]
Total revenues	713	3,722	6,887
Related Party [Member] | Sales of Vehicle Parts And Accessories [Member]
Product Information [Line Items]
Total revenues	1,690	3,086	8,393
Related Party [Member] | Others [Member]
Product Information [Line Items]
Total revenues		100	3
Third Party [Member]
Product Information [Line Items]
Total revenues	7,080	8,053	7,020
Third Party [Member] | Vehicle Sales [Member]
Product Information [Line Items]
Total revenues	6,967	7,908	5,395
Third Party [Member] | Sales of Vehicle Parts And Accessories [Member]
Product Information [Line Items]
Total revenues	113	145	1,528
Third Party [Member] | Others [Member]
Product Information [Line Items]
Total revenues			$ 97